Amount Due to Related Party (Details Narrative) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Amount due to related party	$ 32,440	$ 22,547	$ 2,500
Mr. Vialdyslav Beinars [Member]
Amount due to related party				$ 20,600
Mr. Zihua Wu [Member]
Amount due to related party	$ 32,440	$ 22,547	$ 2,500